Long term debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	December 31,	December 31,
	2016	2015

Principal amount	$20,000	$10,000
Less: unamortized debt issuance costs	(609)	(402)
Long-term debt, net of unamortized debt issuance costs	$19,391	$9,598
Less: current portion, net of unamortized debt issuance costs	-	(3,912)

	$19,391	$5,686

Schedule of Maturities of Long-term Debt [Table Text Block]	Future repayments are as follows:
2017	$-
2018	-
2019	7,500
2020	10,000
2021	2,500

Total repayments	$20,000